Fees Summary	Jul. 30, 2024 USD ($)
Fees Summary [Line Items]
Total Offering	$ 3,627,000
Previously Paid Amount	0.00
Total Fee Amount	535.35
Total Offset Amount	0.00
Net Fee	535.35
Narrative - Max Aggregate Offering Price	$ 3,627,000
Final Prospectus	true